Shareholder Report, Holdings (Details)		Jun. 30, 2024	Jun. 30, 2014
C000143755 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000143755 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.70%
C000143755 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		27.00%
C000143755 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.40%
C000143755 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.00%
C000143755 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.00%
C000143755 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.20%
C000143755 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
C000143755 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.60%
C000143755 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000143755 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.00%)
C000143755 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
C000143757 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000143757 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.70%
C000143757 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		27.00%
C000143757 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.40%
C000143757 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.00%
C000143757 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.00%
C000143757 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.20%
C000143757 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
C000143757 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.60%
C000143757 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000143757 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.00%)
C000143757 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
C000193597 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193597 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value		22.70%
C000193597 [Member] | Total Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193597 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000193597 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.00%
C000193597 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		24.20%
C000193597 [Member] | Short Term Investment Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000193597 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.10%
C000193597 [Member] | Other Assets Liabilities Net Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
C000193597 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.60%
C000193597 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.70%
C000193597 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.10%
C000193597 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.50%
C000193597 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.60%
C000193597 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.30%
C000193597 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.30%
C000193597 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value		6.10%
C000193597 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value		3.90%
C000193597 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value		4.60%
C000193597 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000193597 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value		3.70%
C000193597 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value		7.20%
C000193597 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value		5.20%
C000193597 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value		16.10%
C000193597 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value		5.60%
C000193597 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value		4.80%
C000193597 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value		4.40%
C000193597 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value		5.10%
C000193597 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
C000193597 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000193599 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193599 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value		22.70%
C000193599 [Member] | Total Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193599 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000193599 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.00%
C000193599 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		24.20%
C000193599 [Member] | Short Term Investment Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000193599 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.10%
C000193599 [Member] | Other Assets Liabilities Net Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
C000193599 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.60%
C000193599 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.70%
C000193599 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.10%
C000193599 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.50%
C000193599 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.60%
C000193599 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.30%
C000193599 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.30%
C000193599 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value		6.10%
C000193599 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value		3.90%
C000193599 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value		4.60%
C000193599 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000193599 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value		3.70%
C000193599 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value		7.20%
C000193599 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value		5.20%
C000193599 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value		16.10%
C000193599 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value		5.60%
C000193599 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value		4.80%
C000193599 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value		4.40%
C000193599 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value		5.10%
C000193599 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
C000193599 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000109288 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000109288 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.70%
C000109288 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.70%
C000109288 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		15.50%
C000109288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.30%
C000109288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		9.40%
C000109288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.20%
C000109288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.00%
C000109288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.40%
C000109288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.90%
C000109288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000109288 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.00%
C000109288 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
C000109288 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000193584 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
Percent of Total Investments	[1]	100.00%
C000193584 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	[1]	1.70%
C000193584 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value		63.90%
C000193584 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.60%
C000193584 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
C000193584 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.80%
C000193584 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.60%
C000193584 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.00%
C000193584 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.50%
C000193584 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
C000193584 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.70%
C000193584 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.50%
C000193584 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.70%
C000193586 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193586 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.60%
C000193586 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.30%
C000193586 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.90%
C000193586 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000193586 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.50%
C000193586 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.50%
C000193586 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.90%
C000193586 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		29.80%
C000193586 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.10%
C000193586 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		15.30%
C000193586 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.00%
C000193586 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.60%
C000231973 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000231973 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.70%
C000231973 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.70%
C000231973 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		15.50%
C000231973 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.30%
C000231973 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		9.40%
C000231973 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.20%
C000231973 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.00%
C000231973 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.40%
C000231973 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.90%
C000231973 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000231973 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.00%
C000231973 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
C000231973 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000172508 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000172508 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.90%
C000172508 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.50%
C000172508 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.10%
C000172508 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.50%
C000172508 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000172508 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		57.80%
C000172508 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.10%
C000172508 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.10%)
C000172508 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.30%
C000172510 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000172510 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.90%
C000172510 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.50%
C000172510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.10%
C000172510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.50%
C000172510 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000172510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		57.80%
C000172510 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.10%
C000172510 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.10%)
C000172510 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.30%
C000193591 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193591 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.60%
C000193591 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.80%
C000193591 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		14.80%
C000193591 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		20.60%
C000193591 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000193591 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.70%
C000193591 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.70%
C000193591 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.00%
C000193591 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.30%
C000193591 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.50%)
C000193591 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.60%
C000193593 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193593 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.60%
C000193593 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.80%
C000193593 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		14.80%
C000193593 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		20.60%
C000193593 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000193593 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.70%
C000193593 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.70%
C000193593 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.00%
C000193593 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.30%
C000193593 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.50%)
C000193593 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.60%
C000109287 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000109287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.70%
C000109287 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.70%
C000109287 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		15.50%
C000109287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.30%
C000109287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		9.40%
C000109287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.20%
C000109287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.00%
C000109287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.40%
C000109287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.90%
C000109287 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000109287 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.00%
C000109287 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
C000109287 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000109289 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000109289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.70%
C000109289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.70%
C000109289 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		15.50%
C000109289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.30%
C000109289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		9.40%
C000109289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.20%
C000109289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.00%
C000109289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.40%
C000109289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.90%
C000109289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000109289 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.00%
C000109289 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
C000109289 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000193585 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
Percent of Total Investments	[2]	100.00%
C000193585 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	[2]	1.70%
C000193585 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value		63.90%
C000193585 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.60%
C000193585 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
C000193585 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.80%
C000193585 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.60%
C000193585 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.00%
C000193585 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.50%
C000193585 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
C000193585 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.70%
C000193585 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.50%
C000193585 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.70%
C000193600 [Member]
Holdings [Line Items]
Percent of Net Asset Value			100.00%
C000193600 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value		22.70%
C000193600 [Member] | Total Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193600 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000193600 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.00%
C000193600 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		24.20%
C000193600 [Member] | Short Term Investment Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000193600 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.10%
C000193600 [Member] | Other Assets Liabilities Net Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
C000193600 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.60%
C000193600 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.70%
C000193600 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.10%
C000193600 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.50%
C000193600 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.60%
C000193600 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.30%
C000193600 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.30%
C000193600 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value		6.10%
C000193600 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value		3.90%
C000193600 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value		4.60%
C000193600 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000193600 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value		3.70%
C000193600 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value		7.20%
C000193600 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value		5.20%
C000193600 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value		16.10%
C000193600 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value		5.60%
C000193600 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value		4.80%
C000193600 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value		4.40%
C000193600 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value		5.10%
C000193600 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
C000193600 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000231974 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
Percent of Total Investments	[3]	100.00%
C000231974 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	[3]	1.70%
C000231974 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value		63.90%
C000231974 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.60%
C000231974 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
C000231974 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.80%
C000231974 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.60%
C000231974 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.00%
C000231974 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.50%
C000231974 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
C000231974 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.70%
C000231974 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.50%
C000231974 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.70%
C000175943 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
Percent of Total Investments	[4]	100.00%
C000175943 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	[4]	1.30%
C000175943 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.10%
C000175943 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.10%
C000175943 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000175943 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value		75.90%
C000175945 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
Percent of Total Investments	[5]	100.00%
C000175945 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	[5]	1.30%
C000175945 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.10%
C000175945 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.10%
C000175945 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000175945 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value		75.90%
C000193583 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
Percent of Total Investments	[6]	100.00%
C000193583 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	[6]	1.70%
C000193583 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value		63.90%
C000193583 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.60%
C000193583 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
C000193583 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.80%
C000193583 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.60%
C000193583 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.00%
C000193583 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.50%
C000193583 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
C000193583 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.70%
C000193583 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.50%
C000193583 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.70%
C000193587 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193587 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.60%
C000193587 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.30%
C000193587 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.90%
C000193587 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000193587 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.50%
C000193587 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.50%
C000193587 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.90%
C000193587 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		29.80%
C000193587 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.10%
C000193587 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		15.30%
C000193587 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.00%
C000193587 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.60%
C000193589 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193589 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.60%
C000193589 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.30%
C000193589 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.90%
C000193589 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000193589 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.50%
C000193589 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.50%
C000193589 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.90%
C000193589 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		29.80%
C000193589 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.10%
C000193589 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		15.30%
C000193589 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.00%
C000193589 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.60%
C000143754 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000143754 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.70%
C000143754 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		27.00%
C000143754 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.40%
C000143754 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.00%
C000143754 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.00%
C000143754 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.20%
C000143754 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
C000143754 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.60%
C000143754 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000143754 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.00%)
C000143754 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
C000175946 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
Percent of Total Investments	[7]	100.00%
C000175946 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	[7]	1.30%
C000175946 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.10%
C000175946 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.10%
C000175946 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000175946 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value		75.90%
C000193588 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193588 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.60%
C000193588 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.30%
C000193588 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.90%
C000193588 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000193588 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.50%
C000193588 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.50%
C000193588 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.90%
C000193588 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		29.80%
C000193588 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.10%
C000193588 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		15.30%
C000193588 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.00%
C000193588 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.60%
C000193594 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193594 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.60%
C000193594 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.80%
C000193594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		14.80%
C000193594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		20.60%
C000193594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000193594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.70%
C000193594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.70%
C000193594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.00%
C000193594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.30%
C000193594 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.50%)
C000193594 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.60%
C000109286 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000109286 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.70%
C000109286 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.70%
C000109286 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		15.50%
C000109286 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.30%
C000109286 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		9.40%
C000109286 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.20%
C000109286 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.00%
C000109286 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.40%
C000109286 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.90%
C000109286 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000109286 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.00%
C000109286 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
C000109286 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000143756 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000143756 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.70%
C000143756 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		27.00%
C000143756 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.40%
C000143756 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.00%
C000143756 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.00%
C000143756 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.20%
C000143756 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
C000143756 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.60%
C000143756 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000143756 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.00%)
C000143756 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
C000175944 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
Percent of Total Investments	[8]	100.00%
C000175944 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	[8]	1.30%
C000175944 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.10%
C000175944 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.10%
C000175944 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000175944 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value		75.90%
C000193598 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193598 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value		22.70%
C000193598 [Member] | Total Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193598 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000193598 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.00%
C000193598 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		24.20%
C000193598 [Member] | Short Term Investment Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000193598 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.10%
C000193598 [Member] | Other Assets Liabilities Net Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
C000193598 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.60%
C000193598 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.70%
C000193598 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.10%
C000193598 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.50%
C000193598 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.60%
C000193598 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.30%
C000193598 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.30%
C000193598 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value		6.10%
C000193598 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value		3.90%
C000193598 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value		4.60%
C000193598 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000193598 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value		3.70%
C000193598 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value		7.20%
C000193598 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value		5.20%
C000193598 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value		16.10%
C000193598 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value		5.60%
C000193598 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value		4.80%
C000193598 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value		4.40%
C000193598 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value		5.10%
C000193598 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
C000193598 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000231975 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000231975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.60%
C000231975 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.30%
C000231975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.90%
C000231975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.50%
C000231975 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.50%
C000231975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.50%
C000231975 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.90%
C000231975 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		29.80%
C000231975 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.10%
C000231975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		15.30%
C000231975 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.00%
C000231975 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.60%
C000172509 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000172509 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.90%
C000172509 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.50%
C000172509 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.10%
C000172509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.50%
C000172509 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000172509 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		57.80%
C000172509 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.10%
C000172509 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.10%)
C000172509 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.30%
C000172511 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000172511 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.90%
C000172511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.50%
C000172511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.10%
C000172511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.50%
C000172511 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
C000172511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		57.80%
C000172511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.10%
C000172511 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.10%)
C000172511 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.30%
C000193592 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193592 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.60%
C000193592 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.80%
C000193592 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		14.80%
C000193592 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		20.60%
C000193592 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000193592 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.70%
C000193592 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.70%
C000193592 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.00%
C000193592 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.30%
C000193592 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.50%)
C000193592 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.60%
C000193595 [Member]
Holdings [Line Items]
Percent of Net Asset Value		100.00%
C000193595 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.60%
C000193595 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.80%
C000193595 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		14.80%
C000193595 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		20.60%
C000193595 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.40%
C000193595 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.70%
C000193595 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.70%
C000193595 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.00%
C000193595 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.30%
C000193595 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.50%)
C000193595 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.60%

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[4]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[5]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[6]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[7]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[8]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.